Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	R$ 453,041	R$ 663,181
Contracting	217,583	60,436
Payment of principal	(127,981)	(296,555)
Payment Interest	(30,684)	(41,697)
Appropriation of interest	49,104	66,009
Foreign exchange variation	(6,425)	1,667
Ending at beginning	554,638	453,041
Agricultural cost financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	19,676	201,215
Contracting	174,929	10,000
Payment of principal	(51,701)	(180,929)
Payment Interest	(4,523)	(18,767)
Appropriation of interest	11,023	8,157
Foreign exchange variation
Ending at beginning	149,404	19,676
Agricultural cost financing abroad [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	49,409	28,856
Contracting		32,282
Payment of principal	(20,968)	(11,032)
Payment Interest	(3,456)	(3,856)
Appropriation of interest	3,152	3,626
Foreign exchange variation	(3,981)	(467)
Ending at beginning	24,156	49,409
Bahia project financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	9,661	10,373
Contracting	18,974
Payment of principal	(1,045)	(912)
Payment Interest	(46)	(141)
Appropriation of interest	1,190	341
Foreign exchange variation
Ending at beginning	28,734	9,661
Financing of working capital (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	10,840
Contracting	21,020	9,971
Payment of principal	(5,159)
Payment Interest	(508)
Appropriation of interest	1,022	109
Foreign exchange variation	(2,444)	760
Ending at beginning	24,771	10,840
Financing of machinery and equipment - FINAME [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning
Contracting	2,660
Payment of principal
Payment Interest
Appropriation of interest	148
Foreign exchange variation
Ending at beginning	2,808
Sugarcane financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	33,924	61,992
Contracting		8,183
Payment of principal	(6,457)	(36,610)
Payment Interest	(1,447)	(2,527)
Appropriation of interest	2,261	2,886
Foreign exchange variation
Ending at beginning	28,281	33,924
Debentures [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	336,389	346,327
Contracting
Payment of principal	(42,651)	(42,651)
Payment Interest	(20,704)	(16,081)
Appropriation of interest	28,733	48,794
Foreign exchange variation
Ending at beginning	301,767	336,389
Transaction costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	(6,858)	(8,812)
Contracting
Payment of principal
Payment Interest
Appropriation of interest	1,575	1,954
Foreign exchange variation
Ending at beginning	(5,283)	(6,858)
Working capital financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning		23,230
Contracting
Payment of principal		(24,421)
Payment Interest		(325)
Appropriation of interest		142
Foreign exchange variation		1,374
Ending at beginning